SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD	6 Months Ended
Jun. 30, 2022
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD
SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD:

a.	During the six months ended June 30, 2022, the Company sold 836,476 ADSs under the “at-the-market” equity offering program (“ATM program”) at an average price of $2.18 per ADS, for aggregate net proceeds of approximately $1.8 million, net of an immaterial amount of issuance expenses.
b.	In March 2022, the Company entered into an exclusive license agreement with Kukbo Co. Ltd ("Kukbo") for oral opaganib for the treatment of COVID-19, in South Korea. Under the terms of the license agreement, which follows the strategic investment by Kukbo noted in note 18(c) to the annual financial statements as of December 31, 2021, RedHill is to receive an upfront payment of $1.5 million and is eligible for up to $5.6 million in milestone payments as well as low double-digit royalties on net sales of oral opaganib in South Korea. Kukbo will receive the exclusive rights to commercialize opaganib in South Korea for COVID-19. As of June 30, 2022, the Company did not recognize revenues from this license agreement as the criteria to recognize revenues was not fully met (for lawsuit information see also note 9 below).
c.	In October 2021, the Company entered into an exclusive license agreement (the “License Agreement”) with Gaelan Medical Trade LLC ("Gaelan") for Talicia in the United Arab Emirates (UAE). Under the terms of the License Agreement, the Company received in April 2022 an upfront payment of $2 million. In addition, the Company is eligible for additional milestone payments as well as tiered royalties up to mid-teens on net sales of Talicia in the UAE. Gaelan will receive the exclusive rights to commercialize Talicia in the UAE, as well as a right of first refusal to commercialize Talicia in the Gulf Cooperation Council region (Saudi Arabia, Kuwait, Qatar, Bahrain, and Oman) for a pre-determined period. Gaelan shall be responsible for obtaining and maintaining regulatory approvals, as well as to conduct any and all required clinical and other studies. In March 2022, the Company and Gaelan signed an amendment to the License Agreement, according to which Gaelan may sublicense or assign any of its rights or obligations under the License Agreement.

In connection with the License Agreement, the Company and Gaelan entered into a supply agreement, according to which, the Company will exclusively manufacture (by a third party CMO) and supply Talicia to Gaelan during the term of the agreement.

The Company accounted for the license of the Talicia IP rights and manufacturing and supply services as distinct performance obligations, mainly due to the manufacturing not being specialized or unique and can be manufactured by others (i.e. – the good or service is capable of being distinct), as well as due to that the License Agreement and the manufacturing and supply services do not significantly affect each other (i.e. – the promise is distinct within the context of the contract). During the six months ended June 30, 2022, the Company provided Gaelan substantially all the documentation which represents the right to use the Licensed IP, as well the paperwork relating to the IP itself and its regulatory documents. Accordingly, and since the manufacturing services are priced at their Standalone Selling Price, the Company recognized the $2 million upfront consideration as revenues in the Statement of Comprehensive Loss for the six months ended June 30, 2022.

d.	In March 2022, the Company entered into an operating lease agreement for the U.S. offices it uses. The agreement will expire on July 31, 2034. The projected yearly rental for the first four years is approximately $400,000 per year and for the next 8 years are approximately $900,000 per year. The Company recognized right-of-use asset and lease liability of approximately $4.8 million. The weighted average lessee’s incremental annual borrowing rate applied to the lease liabilities was 9.9%.
e.	In May 2022, the Company entered into a definitive agreement with a single investor. In accordance with the agreement, the Company issued to the investor 10,563,380 ADSs (or ADS equivalents), as well as granted unregistered private warrants to purchase up to 13,204,225 ADSs, for a total net consideration of $14.4 million.

The warrants have an exercise price of $1.48 per ADS, are exercisable six months after the issuance date, and have a term of five and one-half years. The warrants may be exercised either for cash or on a cashless basis.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. The consideration, net of issue expenses, was allocated to the various issued instruments. Out of the gross consideration, amount of $8.1 million was allocated to the warrants. The remainder of approximately $6.9 million was allocated to equity. Issuance expenses of approximately $0.6 million were allocated as following: $0.3 million allocated to the liability instruments and were recorded directly to the statement of comprehensive loss and $0.3 million allocated to the equity component and were recorded against additional paid in capital.

f.	On June 17, 2022, RedHill Inc. signed an amendment to the Credit Agreement. Pursuant to the Amendment, Redhill Inc. shall be required, in addition to other covenants set out in the Credit Agreement, to maintain minimum net sales of $75 million for the trailing four fiscal quarters periods ending June 30, 2022, and September 30, 2022, and $90 million each fiscal quarter thereafter. Redhill Inc. shall also be required to maintain minimum net sales of $14 million for Movantik® each fiscal quarter starting the fiscal quarter ending June 30, 2022. The Amendment further sets an increase of 0.5% to the interest on the outstanding term loan for the quarters ending June 30, 2022, and September 30, 2022, at 3-month LIBOR rate (“LIBOR”), subject to a 1.75% floor rate, plus 7.2% fixed rate, which will be decreased to 6.7% thereafter.
g.	Following the decrease in Movantik® net revenues, the Company has tested for impairment the intangible asset related to Movantik® as of June 30, 2022, and calculated the recoverable amount of the asset. The weighted average cost of capital (WACC) used to discount the asset’s cash flows was 17.8%. No impairment was required as the recoverable amount of the asset is higher than the asset’s value as of June 30, 2022.